PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Income Tax Disclosure [Abstract]
Income tax expense at statutory rate	$ (519,532)	$ (79,639)
Change in valuation allowance	519,532	79,639
Income tax expense per books	$ 0	$ 0